Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

17. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results including revenues, operating cost and expenses and income (loss) from operations when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in three reportable segments: wealth management, asset management and, other business. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Year Ended December 31, 2021 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	1,130,653	241	—	1,130,894
Recurring service fees	912,506	1,194	—	913,700
Performance-based income	391,903	—	—	391,903
Other service fees	92,352	1,390	68,240	161,982
Total revenues from others	2,527,414	2,825	68,240	2,598,479
Revenues from funds Gopher manages
One-time commissions	50,247	90,275	—	140,522
Recurring service fees	557,094	638,215	—	1,195,309
Performance-based income	77,218	315,072	—	392,290
Total revenues from funds Gopher manages	684,559	1,043,562	—	1,728,121
Total revenues	3,211,973	1,046,387	68,240	4,326,600
Less: VAT related surcharges	(17,076)	(4,923)	(11,507)	(33,506)
Net revenues	3,194,897	1,041,464	56,733	4,293,094
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(900,921)	(19,975)	—	(920,896)
Performance-based compensation	(45,913)	(112,130)	—	(158,043)
Other compensations	(707,455)	(317,929)	(64,557)	(1,089,941)
Total compensation and benefits	(1,654,289)	(450,034)	(64,557)	(2,168,880)
Selling expenses	(354,128)	(55,790)	(27,213)	(437,131)
General and administrative expenses	(270,253)	(70,686)	(42,382)	(383,321)
Provision for credit losses	(6,490)	(13,275)	(93,194)	(112,959)
Other operating expenses	(53,616)	(4,347)	(49,881)	(107,844)
Government subsidies	65,368	37,905	12,666	115,939
Total operating cost and expenses	(2,273,408)	(556,227)	(264,561)	(3,094,196)
Income (loss) from operations	921,489	485,237	(207,828)	1,198,898

	Year Ended December 31, 2022 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	617,636	—	—	617,636
Recurring service fees	768,980	—	—	768,980
Performance-based income	184,048	—	—	184,048
Other service fees	144,101	—	79,340	223,441
Total revenues from others	1,714,765	—	79,340	1,794,105
Revenues from funds Gopher manages
One-time commissions	13,953	49,856	—	63,809
Recurring service fees	463,314	682,121	—	1,145,435
Performance-based income	18,407	107,121	—	125,528
Total revenues from funds Gopher manages	495,674	839,098	—	1,334,772
Total revenues	2,210,439	839,098	79,340	3,128,877
Less: VAT related surcharges	(10,462)	(4,630)	(13,413)	(28,505)
Net revenues	2,199,977	834,468	65,927	3,100,372
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(460,237)	(36,910)	—	(497,147)
Performance-based compensation	(872)	(6,167)	—	(7,039)
Other compensations	(618,525)	(278,934)	(40,237)	(937,696)
Total compensation and benefits	(1,079,634)	(322,011)	(40,237)	(1,441,882)
Selling expenses	(299,769)	(41,885)	(7,360)	(349,014)
General and administrative expenses	(153,643)	(55,872)	(25,804)	(235,319)
Reversal of (provision for) credit losses	718	386	(680)	424
Other operating expenses	(15,412)	(6,369)	(93,872)	(115,653)
Government subsidies	89,223	39,120	1,178	129,521
Total operating cost and expenses	(1,458,517)	(386,631)	(166,775)	(2,011,923)
Income (loss) from operations	741,460	447,837	(100,848)	1,088,449

	Year Ended December 31, 2023 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	1,072,838	—	—	1,072,838
Recurring service fees	707,580	—	—	707,580
Performance-based income	16,344	—	—	16,344
Other service fees	221,917	—	48,662	270,579
Total revenues from others	2,018,679	—	48,662	2,067,341
Revenues from funds Gopher manages
One-time commissions	13,732	2,633	—	16,365
Recurring service fees	398,226	714,624	—	1,112,850
Performance-based income	69,977	51,288	—	121,265
Total revenues from funds Gopher manages	481,935	768,545	—	1,250,480
Total revenues	2,500,614	768,545	48,662	3,317,821
Less: VAT related surcharges	(9,365)	(2,374)	(11,386)	(23,125)
Net revenues	2,491,249	766,171	37,276	3,294,696
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(631,082)	(24,378)	—	(655,460)
Other compensations	(544,804)	(224,308)	(32,181)	(801,293)
Total compensation and benefits	(1,175,886)	(248,686)	(32,181)	(1,456,753)
Selling expenses	(370,861)	(88,827)	(26,090)	(485,778)
General and administrative expenses	(193,248)	(59,367)	(23,112)	(275,727)
(Provision for) reversal of credit losses	(910)	(921)	8,859	7,028
Other operating expenses	(44,042)	(3,348)	(65,116)	(112,506)
Government subsidies	103,597	21,638	1,720	126,955
Total operating cost and expenses	(1,681,350)	(379,511)	(135,920)	(2,196,781)
Income (loss) from operations	809,899	386,660	(98,644)	1,097,915

The following table summarizes the Group’s revenues generated by the different geographic location.

	Year Ended December 31, 2021 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	2,479,576	768,203	68,240	3,316,019
Hong Kong	629,587	240,136	—	869,723
Others	102,810	38,048	—	140,858
Total revenues	3,211,973	1,046,387	68,240	4,326,600

	Year Ended December 31, 2022 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	1,548,395	672,785	79,340	2,300,520
Hong Kong	508,907	83,029	—	591,936
Others	153,137	83,284	—	236,421
Total revenues	2,210,439	839,098	79,340	3,128,877

	Year Ended December 31, 2023 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	1,366,538	469,193	48,662	1,884,393
Hong Kong	921,091	193,588	-	1,114,679
Others	212,985	105,764	-	318,749
Total revenues	2,500,614	768,545	48,662	3,317,821

Substantially all of the Group’s revenues are derived from, and its assets are located in Mainlan China and Hong Kong.